DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Instruments Fair Value Through Profit or Loss (Details) MMBTU in Thousands, $ in Millions	Dec. 31, 2018 USD ($) MMBTU GWh	Dec. 31, 2017 USD ($) MMBTU GWh
Foreign exchange contracts | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	$ 23,995	$ 17,941
Foreign exchange contracts | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	15,819
Foreign exchange contracts | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	6,700
Foreign exchange contracts | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	1,476
Interest rates | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	21,869	6,901
Interest rates | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	9,955
Interest rates | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	10,127
Interest rates | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	1,787
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	1,100	1,100
Equity derivatives | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	0	$ 22
Equity derivatives | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	0
Equity derivatives | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	0
Equity derivatives | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	$ 0
Energy commodity instrument [Member] | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	6,040,000,000	15,586,000,000
Energy commodity instrument [Member] | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	674,000,000
Energy commodity instrument [Member] | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	3,357,000,000
Energy commodity instrument [Member] | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	2,009,000,000
Natural gas commodity instrument [Member] | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	8,423	45,014
Natural gas commodity instrument [Member] | Less than 1 year | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	8,423
Natural gas commodity instrument [Member] | 1 to 5 Years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Natural gas commodity instrument [Member] | Greater than 5 years | Elected for hedge accounting
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0
Foreign exchange contracts | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	$ 9,303	$ 10,632
Foreign exchange contracts | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	7,402
Foreign exchange contracts | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	1,901
Foreign exchange contracts | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	0
Interest rates | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	16,621	11,532
Interest rates | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	3,738
Interest rates | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	11,123
Interest rates | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	1,760
Credit default swaps | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	56	43
Credit default swaps | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	0
Credit default swaps | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	56
Credit default swaps | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	0
Equity derivatives | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	1,375	$ 1,362
Equity derivatives | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	537
Equity derivatives | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	838
Equity derivatives | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative instruments	$ 0
Energy commodity instrument [Member] | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	8,712,000,000	13,222,000,000
Energy commodity instrument [Member] | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	1,100,000,000
Energy commodity instrument [Member] | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	7,612,000,000
Energy commodity instrument [Member] | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	0
Natural gas commodity instrument [Member] | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	54,653	3,149
Natural gas commodity instrument [Member] | Less than 1 year | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	53,283
Natural gas commodity instrument [Member] | 1 to 5 Years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	1,370
Natural gas commodity instrument [Member] | Greater than 5 years | Fair value through profit or loss
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	0